Schedule of Investments
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.27%
Australia–1.14%
Sonic Healthcare Ltd.	1,930,950	$40,260,694
Brazil–1.21%
WEG S.A.	6,567,100	42,866,950
Canada–0.80%
FirstService Corp.	170,322	28,506,718
China–0.48%
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	26,723,600	17,071,092
Denmark–0.72%
Novozymes A/S, Class B	500,000	25,620,340
France–1.96%
Gaztransport Et Technigaz S.A.	179,935	25,226,445
Legrand S.A.	455,419	44,137,207
		69,363,652
Germany–1.65%
Carl Zeiss Meditec AG, BR	554,886	58,491,484
Ireland–0.02%
Ads-Tec Energy PLC(a)	82,586	619,395
Italy–1.85%
Brunello Cucinelli S.p.A.	345,758	34,277,366
Reply S.p.A.	227,490	31,191,242
		65,468,608
Japan–16.62%
BayCurrent Consulting, Inc.	1,221,400	28,396,327
Benefit One, Inc.	2,112,600	30,146,406
Comture Corp.	1,306,900	16,160,735
CyberAgent, Inc.	5,200,000	33,559,903
Disco Corp.	246,800	66,596,260
DTS Corp.	77,136	1,897,194
Hoshizaki Corp.	344,674	12,539,707
Jeol Ltd.	980,700	44,831,589
Kakaku.com, Inc.	2,305,553	26,226,362
M3, Inc.	2,560,000	40,396,793
MISUMI Group, Inc.	2,771,300	47,513,642
Nomura Research Institute Ltd.	1,765,291	53,988,814
SHIFT, Inc.(a)	361,500	65,168,803
Shimano, Inc.	222,202	31,902,719
Sysmex Corp.	999,549	54,147,855
Yaskawa Electric Corp.	938,000	35,349,745
		588,822,854
New Zealand–0.59%
Fisher & Paykel Healthcare Corp. Ltd.	1,442,962	20,840,755
Puerto Rico–0.73%
EVERTEC, Inc.	646,073	25,946,292
South Korea–0.49%
NICE Information Service Co. Ltd.	2,361,007	17,399,606
Shares		Value
Sweden–4.17%
Addtech AB, Class B	1,999,244	$41,243,812
Cellavision AB	1,078,562	20,872,236
Indutrade AB	1,687,931	41,006,729
NIBE Industrier AB, Class B	7,469,031	44,628,810
		147,751,587
Switzerland–6.82%
EMS-Chemie Holding AG	54,736	41,321,008
Geberit AG	91,978	52,945,105
Givaudan S.A.	9,948	41,369,122
Partners Group Holding AG	29,954	40,413,187
Sonova Holding AG, Class A	109,197	34,898,980
Straumann Holding AG	201,088	30,545,542
		241,492,944
Taiwan–0.46%
Voltronic Power Technology Corp.	378,000	16,164,347
Thailand–0.89%
Bumrungrad Hospital PCL, Foreign Shares	4,640,041	31,392,827
United Kingdom–7.83%
Aston Martin Lagonda Global Holdings PLC(a)(b)	25,673,941	61,925,723
Auction Technology Group PLC(a)	3,420,147	23,612,516
Croda International PLC	779,799	47,198,571
FDM Group Holdings PLC	4,448,508	26,116,363
Frontier Developments PLC(a)	82,826	150,688
Hargreaves Lansdown PLC	2,112,899	20,388,237
Moneysupermarket.com Group PLC	6,115,006	19,730,141
Sage Group PLC (The)	2,472,772	36,814,435
Spirax-Sarco Engineering PLC	330,406	41,585,171
		277,521,845
United States–50.84%
Acuity Brands, Inc.	226,631	53,974,439
Advanced Micro Devices, Inc.(a)	674,417	113,092,987
AGCO Corp.	350,485	42,874,830
Align Technology, Inc.(a)	127,688	34,133,556
Allegion PLC	399,032	49,436,074
Artisan Partners Asset Management, Inc., Class A	631,361	26,454,026
Boise Cascade Co.	177,056	23,984,006
Brady Corp., Class A	166,064	10,002,035
Cognex Corp.	931,517	33,665,024
Cohen & Steers, Inc.	333,701	23,499,224
Columbia Sportswear Co.	353,130	27,989,084
Deckers Outdoor Corp.(a)	72,709	54,802,955
Donnelley Financial Solutions, Inc.(a)	475,832	29,558,684
Encore Wire Corp.	182,027	41,047,089
Exponent, Inc.	610,620	53,850,578
Forward Air Corp.	618,437	27,415,312
Hamilton Lane, Inc., Class A	151,205	17,530,708
ICON PLC(a)	109,885	28,665,700
Innospec, Inc.	129,511	15,037,522
Inter Parfums, Inc.	175,072	24,361,269

See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Shares		Value
United States–(continued)
Jack Henry & Associates, Inc.	523,794	$86,860,759
Lincoln Electric Holdings, Inc.	244,694	54,375,901
Littelfuse, Inc.	145,259	35,138,152
Malibu Boats, Inc., Class A(a)	465,914	19,451,910
Manhattan Associates, Inc.(a)	424,325	102,924,272
MarketAxess Holdings, Inc.	252,221	56,878,358
Medifast, Inc.	396,993	21,695,667
Myers Industries, Inc.	904,176	16,953,300
National Research Corp.	343,990	13,553,206
New York Times Co. (The), Class A	861,246	41,822,106
NewMarket Corp.	43,722	24,388,569
Open Lending Corp., Class A(a)	803,148	5,895,106
Oxford Industries, Inc.	174,524	16,567,563
Packaging Corp. of America	238,664	39,589,584
Pool Corp.	156,148	57,969,945
PTC, Inc.(a)	301,113	54,396,063
QUALCOMM, Inc.	429,867	63,839,548
Reliance Steel & Aluminum Co.	153,015	43,673,541
RMR Group, Inc. (The), Class A	93,133	2,429,840
SEI Investments Co.	1,139,917	72,088,351
Simpson Manufacturing Co., Inc.	166,932	30,213,023
Terex Corp.	687,983	42,262,796
Shares		Value
United States–(continued)
Toro Co. (The)	405,363	$37,487,970
United Therapeutics Corp.(a)	171,967	36,935,072
Vicor Corp.(a)	82,827	3,120,093
Watsco, Inc.	99,889	39,054,601
WESCO International, Inc.	290,914	50,479,397
		1,801,419,795
Total Common Stocks & Other Equity Interests (Cost $2,944,818,389)		3,517,021,785
Money Market Funds–0.74%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d)	9,137,086	9,137,086
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(c)(d)	6,547,574	6,551,502
Invesco Treasury Portfolio, Institutional Class, 5.22%(c)(d)	10,442,384	10,442,384
Total Money Market Funds (Cost $26,129,036)		26,130,972
TOTAL INVESTMENTS IN SECURITIES—100.01% (Cost $2,970,947,425)		3,543,152,757
OTHER ASSETS LESS LIABILITIES–(0.01)%		(263,247)
NET ASSETS–100.00%		$3,542,889,510
Investment Abbreviations:
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $61,925,723, which represented 1.75% of the Fund’s Net Assets.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$57,919,072	$76,887,790	$(125,669,776)	$-	$-	$9,137,086	$655,043
Invesco Liquid Assets Portfolio, Institutional Class	41,377,891	54,919,850	(89,764,125)	(5,362)	23,248	6,551,502	484,866
Invesco Treasury Portfolio, Institutional Class	66,193,225	87,871,760	(143,622,601)	-	-	10,442,384	747,791
Investments in Other Affiliates:
Biocartis Group N.V.	5	-	(5,202)	17,942,168	(17,936,971)	-	-
Boozt AB	13,531,961	-	(17,248,637)	2,260,060	1,456,616	-	-
Comture Corp.*	30,208,114	-	(12,373,795)	1,915,975	(3,589,559)	16,160,735	122,147
Frontier Developments PLC*	5,012,281	-	(3,049,760)	23,840,177	(25,652,010)	150,688	-
GeNeuro S.A.	2,974,664	-	(2,096,893)	4,464,192	(5,341,963)	-	-
IQE PLC	93,780,268	-	(24,906,064)	75,051,336	(143,925,540)	-	-
PVA TePla AG	29,133,866	-	(33,473,677)	(6,728,151)	11,067,962	-	-
Zotefoams PLC	10,507,468	-	(12,911,437)	6,995,581	(4,591,612)	-	-
Total	$350,638,815	$219,679,400	$(465,121,967)	$125,735,976	$(188,489,829)	$42,442,395	$2,009,847

*	At January 31, 2024, this security was no longer an affiliate of the Fund.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$40,260,694	$—	$40,260,694
Brazil	42,866,950	—	—	42,866,950
Canada	28,506,718	—	—	28,506,718
China	—	17,071,092	—	17,071,092
Denmark	—	25,620,340	—	25,620,340
France	—	69,363,652	—	69,363,652
Germany	—	58,491,484	—	58,491,484
Ireland	619,395	—	—	619,395
Italy	—	65,468,608	—	65,468,608
Japan	—	588,822,854	—	588,822,854
New Zealand	—	20,840,755	—	20,840,755
Puerto Rico	25,946,292	—	—	25,946,292
South Korea	—	17,399,606	—	17,399,606
Sweden	—	147,751,587	—	147,751,587
Switzerland	—	241,492,944	—	241,492,944
Taiwan	—	16,164,347	—	16,164,347
Thailand	—	31,392,827	—	31,392,827
United Kingdom	—	277,521,845	—	277,521,845
United States	1,801,419,795	—	—	1,801,419,795
Money Market Funds	26,130,972	—	—	26,130,972
Total Investments	$1,925,490,122	$1,617,662,635	$—	$3,543,152,757
Invesco Global Opportunities Fund